RISK MANAGEMENT - Structural foreign exchange risk - Results of Delta EVE and Delta NIM measurements (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of ordinary basic equity and additional basic equity	15.00%
Banco de Bogota S.A.
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum Delta MNI	$ (692,350)
Maximum Delta VEP	$ (1,216,132)
Delta VEP / PBO+PBA	8.57%
Banco de Occidente S.A.
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum Delta MNI	$ (538,969)
Maximum Delta VEP	$ (331,065)
Delta VEP / PBO+PBA	7.17%
Banco Popular S.A.
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum Delta MNI	$ (328,276)
Maximum Delta VEP	$ (408,513)
Delta VEP / PBO+PBA	21.00%
Banco AV Villas
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum Delta MNI	$ (141,779)
Maximum Delta VEP	$ (136,325)
Delta VEP / PBO+PBA	10.87%